Reconciliation of Federal Income Tax Rate to Company's Effective Tax Rate (Detail)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Income Tax Examination [Line Items]
Expected federal income tax benefit/expense at statutory rate	35.00%	35.00%	35.00%
Increase (decrease) resulting from:
Research and development credits	2.00%	4.00%
Stock-based compensation	(1.00%)	(1.00%)	(15.00%)
State income tax expense, net of federal benefit	3.00%	4.00%	2.00%
Change in state rates		(6.00%)
Change in unrecognized tax benefit reserves	1.00%
Change in valuation allowance	(52.00%)	(37.00%)	(25.00%)
Other			4.00%
Effective Income Tax Rate Reconciliation, Nondeductible Expense, Percent, Total	(12.00%)	(1.00%)	1.00%